Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 5,076
Balance at end of year	5,853	$ 5,076
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	5,076	17,819
Acquisitions	715	113
Disposals of businesses	(18)	(12,629)
Translation and other, net	80	(227)
Balance at end of year	$ 5,853	5,076
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year		(2,777)
Disposals of businesses		2,744
Translation		$ 33